Employee Share Schemes - Summary of Option Outstanding (Detail) - Dec. 31, 2017 shares in Thousands	shares yr £ / shares	shares yr $ / shares
Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	3,600	3,600
Share option schemes - shares Weighted exercise price	£ 11.86
Weighted average market price on exercise during year	£ 16.07
Weighted average remaining contractual life | yr	1.4	1.4
Share Option Schemes [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 12.21
Share Option Schemes [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 11.47
Share Option Schemes American Depositary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	3,277	3,277
Share option schemes - shares Weighted exercise price | $ / shares		$ 39.62
Weighted average market price on exercise during year | $ / shares		$ 41.50
Weighted average remaining contractual life | yr	1.0	1.0
Share Option Schemes American Depositary Shares [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end | $ / shares		$ 48.66
Share Option Schemes American Depositary Shares [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end | $ / shares		$ 33.42
Savings-Related Share Option Schemes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares | shares	6,852	6,852
Share option schemes - shares Weighted exercise price	£ 10.77
Weighted average market price on exercise during year	£ 14.28
Weighted average remaining contractual life | yr	2.1	2.1
Savings-Related Share Option Schemes [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices on options outstanding at year end	£ 12.95